Basis of Presentation and Summary of Significant Accounting Policies - Initial Applicationof IFRS 16 (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	$ 55,413		$ 58,325	$ 83,954
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Adjustment for the lease liabilities under IFRS 16 on the date of initial application	$ 2,911	$ 2,911
Property, plant and equipment		$ 61,236